BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 62.1%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.0%
Level 3 Financing Inc., Senior Secured Notes	10.500%	5/15/30	730,000	$730,000	(a)

Interactive Media & Services - 0.5%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	430,000	370,089	(a)

Media - 3.3%
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	750,000	783,368	(a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	840,000	770,317	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	820,000	811,763	(a)

Total Media				2,365,448

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	630,000	566,650	(a)

TOTAL COMMUNICATION SERVICES				4,032,187

CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.9%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.500%	11/30/25	680,000	687,341	(a)

Broadline Retail - 1.1%
Nordstrom Inc., Senior Notes	4.250%	8/1/31	940,000	781,738

Diversified Consumer Services - 1.0%
Graham Holdings Co., Senior Notes	5.750%	6/1/26	700,000	691,838	(a)

Hotels, Restaurants & Leisure - 3.6%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	770,000	697,582	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,180,000	1,173,858	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	740,000	695,630	(a)

Total Hotels, Restaurants & Leisure				2,567,070

Household Durables - 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	940,000	989,441	(a)

Specialty Retail - 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	980,000	916,885	(a)

TOTAL CONSUMER DISCRETIONARY				6,634,313

CONSUMER STAPLES - 1.0%
Tobacco - 1.0%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	800,000	738,585	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report	1

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 19.5%
Energy Equipment & Services - 0.9%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	660,000	$682,631	(a)

Oil, Gas & Consumable Fuels - 18.6%
3R Lux SARL, Senior Secured Notes	9.750%	2/5/31	730,000	728,723	(a)(b)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	680,000	708,160	(a)
CNX Resources Corp., Senior Notes	7.250%	3/14/27	700,000	703,210	(a)
Ecopetrol SA, Senior Notes	8.625%	1/19/29	840,000	888,977
Energian Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	760,000	702,165	(c)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	630,000	653,357	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	770,000	809,255	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	820,000	793,808	(c)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	320,000	299,039	(c)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	1,440,000	1,424,383	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	850,000	824,103	(a)
NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes	8.125%	2/15/29	1,010,000	1,015,826	(a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	950,000	833,675
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	700,000	718,375	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	740,000	763,402
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	840,000	799,934	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	660,000	667,487	(a)

Total Oil, Gas & Consumable Fuels				13,333,879

TOTAL ENERGY				14,016,510

FINANCIALS - 12.0%
Banks - 1.0%
KeyBank NA, Senior Notes (SOFR + 0.320%)	5.674%	6/14/24	750,000	745,483	(d)

Capital Markets - 4.8%
Ares Capital Corp., Senior Notes	2.150%	7/15/26	537,000	490,433
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	730,000	682,999
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	790,000	757,635
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	820,000	784,888	(a)
Golub Capital BDC Inc., Senior Notes	7.050%	12/5/28	670,000	694,856

Total Capital Markets				3,410,811

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 2.0%
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	644,000	$588,707	(a)
Synchrony Financial, Senior Notes	2.875%	10/28/31	1,100,000	875,747

Total Consumer Finance				1,464,454

Financial Services - 4.2%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,050,000	1,046,511	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	840,000	807,497	(a)
GGAM Finance Ltd., Senior Notes	7.750%	5/15/26	670,000	683,478	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	510,000	482,135	(a)

Total Financial Services				3,019,621

TOTAL FINANCIALS				8,640,369

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	360,000	378,991	(a)

INDUSTRIALS - 4.1%
Building Products - 1.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	810,000	832,810	(a)

Construction & Engineering - 1.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	900,000	823,063	(a)

Electrical Equipment - 0.6%
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	460,000	462,801	(a)

Passenger Airlines - 1.1%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	830,000	812,064	(a)

TOTAL INDUSTRIALS				2,930,738

INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 2.2%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	840,000	821,581	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	810,000	761,335	(a)

Total Communications Equipment				1,582,916

IT Services - 1.0%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	770,000	720,532	(a)

Software - 1.2%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	860,000	821,270	(a)

TOTAL INFORMATION TECHNOLOGY				3,124,718

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report	3

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 5.7%
Chemicals - 0.5%
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	360,000	$343,343	(a)

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	850,000	766,356	(c)

Metals & Mining - 4.2%
CSN Resources SA, Senior Notes	8.875%	12/5/30	570,000	585,128	(a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	115,000	105,057	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	740,000	717,821	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	670,000	708,525	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	900,000	885,060	(a)

Total Metals & Mining				3,001,591

TOTAL MATERIALS				4,111,290

TOTAL CORPORATE BONDS & NOTES (Cost - $43,000,935)				44,607,701

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 26.4%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.559%	6/25/50	1,836,052	2,025,790	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 B1 (30 Day Average SOFR + 3.650%)	8.995%	11/25/41	1,110,000	1,150,921	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA1 B1 (30 Day Average SOFR + 8.150%)	13.494%	3/25/43	910,000	1,043,811	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.559%	9/25/31	1,905,364	2,029,757	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R04 2B1 (30 Day Average SOFR + 5.364%)	10.709%	6/25/39	2,513,091	2,686,329	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.559%	7/25/39	1,658,505	1,738,605	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R06 2B1 (30 Day Average SOFR + 3.864%)	9.209%	9/25/39	2,690,411	2,789,414	(a)(d)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	8.459%	1/25/40	2,360,000		$2,409,558	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	8.045%	1/25/44	680,000		683,187	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000		2,385,825	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $18,999,708)					18,943,197

SOVEREIGN BONDS - 5.8%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	3,450,000	BRL	690,500

Colombia - 3.0%
Colombian TES, Bonds	7.250%	10/18/34	3,282,000,000	COP	716,550
Colombian TES, Bonds	7.250%	10/26/50	7,390,000,000	COP	1,424,558

Total Colombia					2,141,108

Mexico - 1.9%
Mexican Bonos, Bonds	7.500%	5/26/33	26,300,000	MXN	1,367,208

TOTAL SOVEREIGN BONDS (Cost - $4,183,438)					4,198,816

ASSET-BACKED SECURITIES - 2.7%
American Credit Acceptance Receivables Trust, 2022-1 D	2.460%	3/13/28	1,360,000		1,314,250	(a)
American Credit Acceptance Receivables Trust, 2024-1 D	5.860%	5/13/30	610,000		611,429	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,913,737)					1,925,679

SENIOR LOANS - 1.5%
INDUSTRIALS - 1.5%
Passenger Airlines - 1.5%
WestJet Loyalty LP, Term Loan B (Cost - $1,069,200)	—	1/31/31	1,080,000		1,069,200	(f)

			SHARES
COMMON STOCKS - 0.0%††
MATERIALS - 0.0%††
Chemicals - 0.0%††
Danimer Scientific Inc. (Cost - $2,409,899)			37,903		24,182	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $71,576,917)					70,768,775

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report	5

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $3,244,180)	5.277%	3,244,180	$3,244,180	(g)(h)

TOTAL INVESTMENTS - 103.0% (Cost - $74,821,097)			74,012,955
Liabilities in Excess of Other Assets - (3.0)%			(2,176,240)

TOTAL NET ASSETS - 100.0%			$71,836,715

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	All or a portion of this loan has not settled as of January 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(g)	Rate shown is one-day yield as of the end of the reporting period.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $3,244,180 and the cost was $3,244,180 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,697,704	EUR	1,600,000	JPMorgan Chase & Co.	2/7/24	$(31,917)
EUR	1,600,000	USD	1,757,191	Morgan Stanley & Co. Inc.	2/7/24	(27,570)
CNH	28,570,000	USD	4,015,824	Citibank N.A.	2/27/24	(34,984)
USD	3,938,245	CNH	28,570,000	JPMorgan Chase & Co.	2/27/24	(42,595)

Net unrealized depreciation on open forward foreign currency contracts						$(137,066)

Abbreviation(s) used in this table:

CNH	— Chinese Offshore Yuan
EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8	BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$44,607,701	—	$44,607,701
Collateralized Mortgage Obligations	—	18,943,197	—	18,943,197
Sovereign Bonds	—	4,198,816	—	4,198,816
Asset-Backed Securities	—	1,925,679	—	1,925,679
Senior Loans	—	1,069,200	—	1,069,200
Common Stocks	$24,182	—	—	24,182

Total Long-Term Investments	24,182	70,744,593	—	70,768,775

Short-Term Investments†	3,244,180	—	—	3,244,180

Total Investments	$3,268,362	$70,744,593	—	$74,012,955

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$137,066	—	$137,066

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$924,775	$19,940,452	19,940,452	$17,621,047	17,621,047

10	BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$26,198	—	$3,244,180

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report	11